SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Schedule of segment results

	The Railway Transportation Business			All other segments			Elimination			Total
	2019	2020	2021	2019	2020	2021	2019	2020	2021	2019	2020	2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Segment revenue
– Railroad and Business	20,025,568	15,385,428	19,019,131	—	—	—	—	—	—	20,025,568	15,385,428	19,019,131

– Revenue from external customers	20,025,568	15,385,428	19,019,131	—	—	—	—	—	—	—	—	19,019,131
– Inter segment revenue	—	—	—	—	—	—	—	—	—	—	—	—
– Other Businesses	938,066	859,658	1,081,538	271,452	144,203	205,608	(56,735)	(39,923)	(100,120)	1,152,783	963,938	1,187,026

– Revenue from external customers	938,066	859,658	1,081,538	214,717	104,280	105,488	—	—	—	1,152,783	963,938	1,187,026
– Inter segment revenue	—	—	—	56,735	39,923	100,120	(56,735)	(39,923)	(100,120)	—	—	—

Total revenue	20,963,634	16,245,086	20,100,669	271,452	144,203	205,608	(56,735)	(39,923)	(100,120)	21,178,351	16,349,366	20,206,157

Timing of revenue recognition
– Over time	20,826,847	16,139,060	19,908,398	110,214	47,619	111,941	(56,735)	(39,923)	(100,120)	20,880,326	16,146,756	19,920,219
– At a point in time	136,787	85,664	154,811	161,238	74,118	71,895	—	—	—	298,025	159,782	226,706
– Lease	—	20,362	37,460	—	22,466	21,772	—	—	—	—	42,828	59,232

	20,963,634	16,245,086	20,100,669	271,452	144,203	205,608	(56,735)	(39,923)	(100,120)	21,178,351	16,349,366	20,206,157

Segment result	1,045,581	(584,770)	(1,150,323)	(36,489)	(105,975)	(93,152)	—	—	(6,111)	1,009,092	(690,745)	(1,249,586)

Finance costs - net	56,439	60,464	74,382	271	181	194	—	—	—	56,710	60,645	74,576
Share of results of associates, net of tax	(7,039)	22,162	18,144	—	—	—	—	—	—	(7,039)	22,162	18,144
Depreciation of fixed assets	1,633,185	1,657,475	1,781,921	4,113	4,704	4,190	—	—	—	1,637,298	1,662,179	1,786,110
Depreciation of right-of-use assets	53,992	54,179	57,078	11,332	11,332	11,332	—	—	—	65,324	65,511	68,410
Amortization of long-term prepaid expenses	16,008	18,886	26,760	430	454	621	—	—	—	16,438	19,340	27,381
Impairment of fixed assets	20,697	11,835	16,796	—	—	—	—	—	—	20,697	11,835	16,796
Provision for impairment of materials and supplies	10,793	—	5,695	—	—	—	—	—	—	10,793	—	5,695
Reversal of impairment losses on financial assets	—	(78)	(40,608)	—	(280)	(5)	—	—	—	—	(358)	(40,613)

Schedule of reconciliation of segment results

	The Railway Transportation Business			All other segments			Elimination			Total
	2019	2020	2021	2019	2020	2021	2019	2020	2021	2019	2020	2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Segment result	1,045,581	(584,770)	(1,150,323)	(36,489)	(105,975)	(93,152)	—	—	(6,111)	1,009,092	(690,745)	(1,249,586)
Income tax (expense)/credit	(262,942)	130,468	272,442	1,814	2,177	3,181	—	—	—	(261,128)	132,645	275,623

Profit/(loss) for the year	782,639	(454,302)	(877,881)	(34,675)	(103,798)	(89,971)	—	—	(6,111)	747,964	(558,100)	(973,963)

Schedule of segment assets and liabilities

	The Railway Transportation Business		All other segments		Elimination		Total
	2020	2021	2020	2021	2020	2021	2020	2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Total segment assets	36,573,556	37,375,745	443,479	425,806	(236,582)	(398,129)	36,780,453	37,403,422

Total segment assets include:
Investment in associates	196,848	225,338	—	—	—	—	196,848	225,338
Additions to non-current assets (other than financial instruments and deferred tax assets)	1,748,748	1,744,117	679	662	—	—	1,749,427	1,744,779

Total segment liabilities	8,184,773	9,767,619	656,875	735,783	(217,364)	(304,415)	8,624,284	10,198,986